Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2024
Investments accounted for using equity method [abstract]
Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position
Equity method investments in the consolidated statement of financial position were comprised of the following:

	June 30,	December 31,

	2024	2023
YPL (1)	30	1,798
Other equity method investments	200	232
Total equity method investments	230	2,030

(1)	The balance as of June 30, 2024 represents undistributed cash from sale of remaining LSEG shares.

Share of Post-tax Earnings (Losses) in Equity Method Investments Reported in Consolidated Income Statement
The Company’s share of
post-tax
earnings (losses) in equity method investments as reported in the consolidated income statement is comprised of the following:

	Three months ended June 30,		Six months ended June 30,

	2024	2023	2024	2023
YPL	68	421	68	995
Other equity method investments	(7)	(2)	(15)	(6)
Total share of post-tax earnings in equity method investments	61	419	53	989

Disclosure of Detailed Information of Post Tax Earnings in its YPL Investment
The Company’s share of
post-tax
earnings in its YPL investment was comprised of the following items:

	Three months ended June 30,		Six months ended June 30,

	2024	2023	2024	2023
(Decrease) increase in LSEG share price	(36)	220	(86)	692
Foreign exchange gains (losses) on LSEG shares	3	113	(3)	278
Dividend income	6	45	6	45
Loss from forward contract	–	–	–	(77)
Gain from call options	–	–	22	–
Historical excluded equity adjustment (1)	95	43	129	57
YPL - Share of post-tax earnings in equity method investments	68	421	68	995

(1)	Represents income from the recognition of the remaining cumulative impact of equity transactions that were excluded from the Company’s investment in YPL.

Summary Financial Information
Set forth below is summarized financial information for 100% of YPL.

	Three months ended June 30,		Six months ended June 30,

	2024	2023	2024	2023
Mark-to-market of LSEG shares	(136)	955	(394)	2,496
Dividend income	32	112	32	112
Loss from forward contract	–	–	–	(179)
Gain from call options	18	–	92	–
Net (loss) earnings	(86)	1,067	(270)	2,429
Total comprehensive (loss) income	(86)	1,067	(270)	2,429